Growth Stock Portfolio

SCHEDULE OF INVESTMENTS

September 30, 2024 (unaudited)

Common Stocks (99.4%)	Shares/ Par +	Value $ (000’s)
Communication Services (15.9%)
Alphabet, Inc. - Class A	90,053	14,935
Alphabet, Inc. - Class C	503,553	84,189
Meta Platforms, Inc. - Class A	112,170	64,211
Netflix, Inc. *	35,359	25,079
Sea, Ltd., ADR *	49,763	4,692
T-Mobile US, Inc.	68,149	14,063

Total		207,169

Consumer Discretionary (15.8%)
Amazon.com, Inc. *	603,006	112,358
Booking Holdings, Inc.	2,911	12,262
Carvana Co. *	115,551	20,119
Chipotle Mexican Grill, Inc. *	223,557	12,881
DoorDash, Inc. - Class A *	34,623	4,942
Lululemon Athletica, Inc. *	7,088	1,923
NIKE, Inc. - Class B	8,172	722
Ross Stores, Inc.	45,407	6,834
Tesla, Inc. *	106,138	27,769
The TJX Cos., Inc.	51,917	6,102

Total		205,912

Consumer Staples (1.3%)
Colgate-Palmolive Co.	55,000	5,710
Dollar General Corp.	48,945	4,139
Mondelez International, Inc.	41,200	3,035
The Procter & Gamble Co.	24,900	4,313

Total		17,197

Energy (0.2%)
Schlumberger, Ltd.	76,496	3,209

Total		3,209

Financials (9.3%)
Adyen NV *	177,828	2,779
The Charles Schwab Corp.	62,608	4,058
Chubb, Ltd.	51,465	14,842
Fiserv, Inc. *	18,694	3,358
The Goldman Sachs Group, Inc.	11,858	5,871
Marsh & McLennan Cos., Inc.	28,919	6,452
Mastercard, Inc. - Class A	67,907	33,533
Morgan Stanley	56,519	5,892
MSCI, Inc.	1,832	1,068
S&P Global, Inc.	12,062	6,231
Visa, Inc. - Class A	136,851	37,627

Total		121,711

Common Stocks (99.4%)	Shares/ Par +	Value $ (000’s)
Health Care (11.1%)
AstraZeneca PLC, ADR	37,214	2,899
Danaher Corp.	42,559	11,832
Elevance Health, Inc.	9,542	4,962
Eli Lilly & Co.	57,283	50,749
Humana, Inc.	14,012	4,438
Intuitive Surgical, Inc. *	46,324	22,758
Stryker Corp.	21,044	7,602
Thermo Fisher Scientific, Inc.	18,057	11,170
UnitedHealth Group, Inc.	40,256	23,537
Zoetis, Inc.	25,725	5,026

Total		144,973

Industrials (2.1%)
Cintas Corp.	17,028	3,506
GE Vernova, Inc. *	12,260	3,126
General Electric Co.	57,042	10,757
Old Dominion Freight Line, Inc.	21,722	4,315
TransDigm Group, Inc.	3,031	4,325
Veralto Corp.	10,635	1,190

Total		27,219

Information Technology (41.8%)
Advanced Micro Devices, Inc. *	49,611	8,140
Apple, Inc.	474,049	110,453
ASML Holding NV	16,500	13,749
Atlassian Corp. - Class A *	16,506	2,621
BILL Holdings, Inc. *	29,951	1,580
Broadcom, Inc.	35,000	6,038
Confluent, Inc. - Class A *	37,492	764
CrowdStrike Holdings, Inc. - Class A *	11,371	3,189
Datadog, Inc. - Class A *	17,318	1,993
Fortinet, Inc. *	8,710	675
Intuit, Inc.	18,979	11,786
Lam Research Corp.	2,947	2,405
Microsoft Corp.	290,699	125,088
MongoDB, Inc. *	14,887	4,025
Monolithic Power Systems, Inc.	10,020	9,263
NVIDIA Corp.	1,386,584	168,387
Roper Technologies, Inc.	14,886	8,283
ServiceNow, Inc. *	33,645	30,092
Shopify, Inc. *	106,987	8,574
Snowflake, Inc. *	11,228	1,290
Synopsys, Inc. *	25,028	12,674

Common Stocks (99.4%)	Shares/ Par +	Value $ (000’s)
Information Technology continued
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	35,906	6,236
TE Connectivity PLC	38,836	5,864
Texas Instruments, Inc.	10,773	2,225

Total		545,394

Materials (0.9%)
Linde PLC	12,788	6,098
The Sherwin-Williams Co.	16,271	6,210

Total		12,308

Utilities (1.0%)
Constellation Energy Corp.	47,502	12,351

Total		12,351

Total Common Stocks (Cost: $622,820)		1,297,443

Total Investments (99.4%) (Cost: $622,820)@		1,297,443

Other Assets, Less Liabilities (0.6%)		7,993

Net Assets (100.0%)		1,305,436

Growth Stock Portfolio

+	All par is stated in U.S. Dollar unless otherwise noted.
*	Non income producing
@

At September 30, 2024, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $622,820 and the net unrealized appreciation of investments based on that cost was $674,623 which is comprised of $699,741 aggregate gross unrealized appreciation and $25,118 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s Investments at September 30, 2024.

	Valuation Inputs

Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)

Assets:
Common Stocks	$1,297,443	$—	$—

Total Assets:	$1,297,443	$—	$—

Abbreviations (unaudited)

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
IO	Interest Only Security
PO	Principal Only Security
GDR	Global Depositary Receipt
GO	General Obligation
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
IBOR	Interbank Offered Rate
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
CME	Chicago Mercantile Exchange
ICE	Intercontinental Exchange
FTSE	Financial Times Stock Exchange
SONIA	Sterling Overnight Index Average Rate
SONIO	Sterling Overnight Interbank Average Rate
MUTKCALM	Bank of Japan Unsecured Overnight Call Rate
DAC	Designated Activity Company
TBA	To Be Announced
CMT	Constant Maturity Treasury
OIS	Overnight Index Swaps
BBR	Bank Bill Rate
BBSW	Bank Bill Swap Reference Rate
DIFC	Dubai International Financial Centre
EURIBOR	Euro Interbank Offered Rate
BRL-CDI	Brazil Interbank Deposit Rate
SDR	Swedish Depository Receipt
ETF	Exchange Traded Fund

Currency Abbreviations
AED	United Arab Emirates Dirham
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan Renminbi - Offshore
CNY	Chinese Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican New Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Sol
PLN	Polish Zloty
RUB	Russian Ruble
SAR	Saudi Riyal
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand

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